Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reporting units | unit	3
Subrogation receivables	$ 67	$ 109
Maturity period for highly liquid investments to be classified as cash and cash equivalents	3 months
Depreciation	$ 129	122	$ 129
Advertising expense	112	318	$ 238
Operating lease liabilities	$ 1,636	$ 1,848		$ 1,541
Minimum | Performance Stock Units and Performance Stock Awards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award requisite service period	2 years
Maximum | Performance Stock Units and Performance Stock Awards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award requisite service period	4 years
The Hertz Corporation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 1,636			$ 1,541
Vehicles | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Holding period	6 months
Vehicles | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Holding period	36 months